AIF-SUP-3 041015

Statement of Additional Information Supplement dated April 10, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Premium Income Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “ – Assets Managed” for Invesco China Fund in Appendix H of the Statement of Additional Information.

Investments

The following information is as of February 28, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
	Invesco China Fund
Mike Shiao [4],5	None	N/A	Over $	1,000,000

Assets Managed

The following information is as of February 28, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco China Fund
Mike Shiao [4]	None	None	5	$4,912.5	1	$342.4

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Mr. Shiao began serving as a portfolio manager of Invesco China Fund on March 30, 2015. Information for Mr. Shiao has been provided as of February 28, 2015.
5	Shares of the Fund are not sold in China, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

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AIF-SUP-3 041015

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following replaces in its entirety the information appearing under non-fundamental restriction (8)(a) under the heading, “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions”:

“Invesco Greater China Fund invests, under normal circumstances, at least 80% of its assets in equity or equity-related instruments issued by companies located or operating in Greater China. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan.”

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